CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for credit loss, current | $	$ 527	$ 389
Ordinary shares, shares authorized	13,000,000	13,000,000
Ordinary shares, shares issued	9,186,019	9,149,169
Ordinary shares, shares outstanding	8,911,546	8,874,696
Treasury shares, shares	274,473	274,473